RELATED PARTY TRANSACTIONS (Details - Due to related parties) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Total Due to related parties	$ 4,165,912	$ 7,219,022
Ms Fan Zhou [Member]
Related Party Transaction [Line Items]
Total Due to related parties	4,165,912	7,149,165
MTM Animation [Member]
Related Party Transaction [Line Items]
Total Due to related parties	0	67,488
Rusheng Wu [Member]
Related Party Transaction [Line Items]
Total Due to related parties	$ 0	$ 2,368